Revenue and Accounts Receivable - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 50,222	$ 34,013	$ 45,278	$ 37,434
Revenue under power purchase agreements
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	12,341	8,830	11,639	7,143
Revenue from net metering credits
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	17,922	9,757	12,171	9,282
Solar renewable energy certificate revenue
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	17,164	13,353	18,870	16,914
Performance based incentives
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	1,051	1,636	2,093	3,120
Other revenue
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 1,744	$ 437	$ 505	$ 975